Prepaid Charter Revenue	12 Months Ended
Dec. 31, 2016
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue

6. Prepaid Charter Revenue

The amounts presented as Prepaid charter revenue in the accompanying consolidated balance sheets represent the unamortized balance of an asset associated with vessels acquired with time charters attached at values above their charter-free fair market values at the time of acquisition, which is amortized to revenue over the period of the respective time charter agreements. In this respect, during 2015, the Company recognized prepaid charter revenue for the newly-acquired vessels "Angeles" and "New Jersey" (Note 5), the charters of which have expired in 2016. Accordingly, the balance of the account as of December 31, 2016, is nil.

The movement of the prepaid charter revenue from vessel acquisitions with time-charter attached for the years 2016 and 2015 was as follows:

	Gross Amount	Accumulated Amortization		Net Amount

Balance, December 31, 2014	$33,500	$(27,136)	$	$ 6,364
- Additions	6,000	-		6,000
- Amortization for the period	-	(8,566)		(8,566)
- Write-off of fully amortized assets	(12,500)	12,500		-
Balance, December 31, 2015	$27,000	$(23,202)	$	$ 3,798
- Amortization for the period	-	(3,798)		(3,798)
- Write-off of fully amortized assets	(11,500)	11,500		-
Balance, December 31, 2016	$15,500	$(15,500)	$	$ -

The amortization to revenues for 2016, 2015 and 2014 is separately reflected in Prepaid charter revenue amortization in the accompanying consolidated statements of operations.